Revenues and geographic information (Details 4) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Profit sharing income	$ 456	$ 356	$ 788	$ 613
Royalty income	27	318	53	326
Milestone income	5	35	18	89
Other	55	73	95	141
Total other revenues	$ 543	782	$ 954	1,169
Receipts from royalties, fees, commissions and other revenue		$ 300		$ 300